Consolidated Statements of Shareholders' Equity (Deficiency) - USD ($)	Capital Stock	Additional Paid-in Capital	Accumulated Other Comprehensive Income	Accumulated Deficit	Total
Beginning balance, shares at Nov. 30, 2018	18,252,243
Beginning balance at Nov. 30, 2018	$ 44,327,952	$ 45,110,873	$ 284,421	$ (85,620,939)	$ 4,102,307
Stock options to employees (Note 7)		213,691			213,691
Shares issued upon exercise of 2018 Pre-Funded Warrants (Note 9), shares	3,823,334
Shares issued upon exercise of 2018 Pre-Funded Warrants (Note 9), amount	$ 1,007,658	(979,705)			27,953
Sharess issued upon exercise of DSU's (Note 8), shares	10,279
Sharess issued upon exercise of DSU's (Note 8), amount	$ 225,612	(225,612)			0
Proceeds from exercise of 2018 Pre-funded Warrants (Note 9), shares	10,279
Proceeds from exercise of 2018 Pre-funded Warrants (Note 9)	$ 225,612	(225,612)			0
Net loss				(6,751,572)	(6,751,572)
Ending balance, shares at Aug. 31, 2019	22,085,856
Ending balance at Aug. 31, 2019	$ 45,561,222	44,119,247	284,247	(92,372,511)	(2,407,621)
Beginning balance, shares at Nov. 30, 2019	22,085,856
Beginning balance at Nov. 30, 2019	$ 45,561,222	44,167,721	284,421	(93,705,585)	(3,692,221)
Stock options to employees (Note 7)		78,865			78,865
Cashless exercise of 2018 Pre-Funded Warrants (Note 9), shares	1,592,249
Cashless exercise of 2018 Pre-Funded Warrants (Note 9), amount	$ 583,180	(583,180)			0
Beneficial conversion feature related to Debentures (Note 5)		697,952			697,952
Net loss				(1,768,865)	(1,768,865)
Ending balance, shares at Aug. 31, 2020	23,678,105
Ending balance at Aug. 31, 2020	$ 46,144,402	$ 44,361,358	$ 284,421	$ (95,474,450)	$ (4,684,269)